Earnings Per Share ("EPS")	12 Months Ended
Dec. 31, 2025
Earnings Per Share ("EPS")
Earnings Per Share ("EPS")

NOTE 15 – Earnings Per Share (“EPS”)

Basic EPS is based on the weighted average number of common shares actually outstanding. The following schedule shows the Company’s earnings and per share calculations for the periods presented (in thousands, except share and per share data):

	For the year ended December 31,
	2025	2024
Net Income	$4,539	$5,130
Weighted average number of common shares outstanding	742,663	742,663
Basis earnings per share	$6.11	$6.91